Related Party Balances and Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Related Party Balances and Transactions
Loans from E-House for capital contribution			$ 120,000	$ 1,000
Significant related party transactions
Dividends	$ 26,873,022	$ 26,873,022
Due from related parties		8,906	684
Amounts due to related parties		10,214,007	5,289,491
Rollforward of payable (receivable) balance
Refund loans to related parties		(42,513,286)		(43,818,894)
Loans from E-House for capital contribution			120,000	1,000
Ordinary Shares
Significant related party transactions
Payment of a cash dividend (in dollars per share)					$ 0.20
ADSs
Significant related party transactions
Payment of a cash dividend (in dollars per share)					0.20
E-House
Related Party Balances and Transactions
Loans from E-House for capital contribution		0	0	1,000
Significant related party transactions
Corporate expenses allocated from E-House			2,857,251	15,527,623
Corporate service under transitional service agreement		6,040,071	10,399,978
Services purchased from/rental paid		5,927,764	1,191,469	949,584
Online advertising services provided		28,679	160,238	10,614
Dividends		18,738,984
Cash dividends		(18,738,984)
Amounts due to related parties		7,783,911	1,560,283
Rollforward of payable (receivable) balance
Balance at the beginning of the period		1,560,283	(3,471,958)	79,553,723
Refund loans to related parties		(42,513,286)		(43,818,894)
Loans from E-House for capital contribution		0	0	1,000
Corporate expenses allocated from E-House			2,857,251	15,527,623
Corporate service under transitional service agreement		6,040,071	10,399,978
Revenues collected by E-House on behalf of the Company			(4,803,958)	(45,449,972)
Related party balance waived as capital contribution			(2,857,251)	(15,528,623)
Service provided to E-House		(28,679)	(160,238)	(10,614)
Service purchased from E-House		5,927,764	1,191,469	949,584
Net (payment) receipt for services		36,797,758	(1,595,010)	5,304,215
Loan payable to E-House			42,513,286
Service payable to E-House		16,440,049	9,852,476
Receivables for E-House collection on behalf of the Company		(8,656,138)	(50,805,479)
Amounts due to E- House		$ 7,783,911	1,560,283
Percentage of dues waived		100.00%
Due from Related Parties		$ 0
Balance at the end of the period		7,783,911	1,560,283	(3,471,958)
E-House | Ordinary Shares
Significant related party transactions
Payment of a cash dividend (in dollars per share)					0.20
E-House | ADSs
Significant related party transactions
Payment of a cash dividend (in dollars per share)					$ 0.20
E-House Management
Significant related party transactions
Amounts due to related parties		92,000	184,000
SINA
Significant related party transactions
Online advertising agency fee recognized as cost of revenues purchased		6,093,974	6,630,010	$ 6,033,036
Online advertising services provided		19,899
Amounts due to related parties		1,418,096	1,705,208
Rollforward of payable (receivable) balance
Service provided to E-House		(19,899)
CRERAT
Significant related party transactions
Online advertising services provided		3,174
Due from related parties		8,906	684
Rollforward of payable (receivable) balance
Service provided to E-House		(3,174)
Management
Significant related party transactions
Amounts due to related parties		$ 920,000	$ 1,840,000
E-House | CRERAT
Related Party Balances and Transactions
Equity interest (as a percent)		51.00%